CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Class B Common Stock Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at the beginning at Aug. 04, 2020		$ 0	$ 0
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	(5,476)	$ (5,476)
Balance at the end at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the end (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Change in value of Class A common stock subject to redemption		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,853,881	3,853,881
Balance at the end at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Balance at the end (in shares) at Mar. 31, 2021	2,875,000
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				3,089,413
Balance at the end at Sep. 30, 2021	$ 288	0	(4,522,269)	(4,521,981)
Balance at the end (in shares) at Sep. 30, 2021	2,875,000
Balance at the beginning at Dec. 31, 2020	$ 288	24,712	(5,476)	19,524
Balance at the beginning (in shares) at Dec. 31, 2020	2,875,000
Increase (Decrease) in Stockholders' Equity
Change in value of Class A common stock subject to redemption		(313,212)	(7,606,206)	(7,919,418)
Cash paid in excess of fair value of private warrants		288,400	0	288,400
Issuance of Representative Warrants		100	0	100
Net income (loss)		0	3,244,206	3,244,206
Balance at the end at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the end (in shares) at Dec. 31, 2021	2,875,000
Balance at the beginning at Mar. 31, 2021	$ 288	0	(3,757,801)	(3,757,513)
Balance at the beginning (in shares) at Mar. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	(1,805,971)	(1,805,971)
Balance at the end at Jun. 30, 2021	$ 288	0	(5,563,772)	(5,563,484)
Balance at the end (in shares) at Jun. 30, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	1,041,503	1,041,503
Balance at the end at Sep. 30, 2021	$ 288	0	(4,522,269)	(4,521,981)
Balance at the end (in shares) at Sep. 30, 2021	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	1,122,187	1,122,187
Balance at the end at Mar. 31, 2022	$ 288	0	(3,245,289)	(3,245,001)
Balance at the end (in shares) at Mar. 31, 2022	2,875,000
Balance at the beginning at Dec. 31, 2021	$ 288	0	(4,367,476)	(4,367,188)
Balance at the beginning (in shares) at Dec. 31, 2021	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)				1,690,242
Balance at the end at Sep. 30, 2022	$ 288	0	(2,938,708)	(2,938,420)
Balance at the end (in shares) at Sep. 30, 2022	2,875,000
Balance at the beginning at Mar. 31, 2022	$ 288	0	(3,245,289)	(3,245,001)
Balance at the beginning (in shares) at Mar. 31, 2022	2,875,000
Increase (Decrease) in Stockholders' Equity
Net income (loss)		0	858,549	858,549
Balance at the end at Jun. 30, 2022	$ 288	0	(2,386,740)	(2,386,452)
Balance at the end (in shares) at Jun. 30, 2022	2,875,000
Increase (Decrease) in Stockholders' Equity
Change in value of Class A common stock subject to redemption		0	(261,474)	(261,474)
Net income (loss)		0	(290,494)	(290,494)
Balance at the end at Sep. 30, 2022	$ 288	$ 0	$ (2,938,708)	$ (2,938,420)
Balance at the end (in shares) at Sep. 30, 2022	2,875,000